Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
As an asset manager providing advisory services to Ashford Trust and Braemar, as well as holding an ownership interest in other businesses providing products and services to the hospitality industry, including Ashford Trust and Braemar, related party transactions are inherent in our business. Details of our related party transactions are presented below.
We are a party to an amended and restated advisory agreement with Ashford Trust OP. The quarterly base fee is based on a declining sliding scale percentage of Ashford Trust’s total market capitalization plus the Key Money Asset Management Fee (defined in our advisory agreement as the aggregate gross asset value of all key money assets multiplied by 0.70%), subject to a minimum quarterly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of its consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). The range of base fees on the scale are between 0.70% and 0.50% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. At March 31, 2018, the quarterly base fee was 0.70% per annum. Reimbursement for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Ashford Trust based on a pro rata allocation as determined by the ratio of Ashford Trust’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Ashford Trust common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Ashford Trust’s annual total stockholder return exceeds the average annual total stockholder return for Ashford Trust’s peer group, subject to the FCCR Condition, as defined in the advisory agreement.
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Three Months Ended March 31,
	2018	2017
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,604	$8,824
Reimbursable expenses (1)	1,529	1,567
Equity-based compensation (2)	6,745	402
Incentive advisory fee (3)	452	452
Total advisory services revenue	17,330	11,245

Other revenue
Investment management reimbursements (4)	182	417
Debt placement fees (5)	632	—
Claim management services (6)	18	—
Lease revenue (7)	168	56
Other services (8)	300	9
Total other revenue	1,300	482

Total revenue	$18,630	$11,727

REVENUE BY SEGMENT (9)
REIT advisory	$18,330	$11,718
J&S (10)	—	—
OpenKey	24	9
Corporate and other	276	—
Total revenue	$18,630	$11,727

COST OF REVENUES
Cost of audio visual revenues (10)	$354	$—
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three months ended March 31, 2018 and 2017, we recognized $202,000 and $51,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the three months ended March 31, 2018, equity-based compensation revenue from Ashford Trust included $4.5 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018.

(3)
Incentive advisory fee for the three months ended March 31, 2018, includes the pro-rata portion of the third year installment of the 2016 incentive advisory fee, which is due in January 2019, and for the three months ended March 31, 2017, includes the pro-rata portion of the second year installment of the 2016 incentive advisory fee, which was paid in January 2018. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Ashford Trust advisory agreement. Ashford Trust's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2015 measurement periods. See note 3.

(4)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(5)	Debt placement fees include revenues earned through provision of debt placement services by Lismore Capital, our wholly-owned subsidiary.

(6)	Claims management services include revenues earned through provision of insurance claim assessment and administration services.

(7)
In connection with our key money transaction with Ashford Trust, we lease furniture, fixtures and equipment to Ashford Trust at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(8)
Other services revenue is associated with other hotel services, such as mobile key applications and “allergy friendly” premium rooms, provided to Ashford Trust by our consolidated subsidiaries, OpenKey and Pure Rooms, respectively.

(9)	See note 16 for discussion of segment reporting.

(10)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.

At March 31, 2018 and December 31, 2017, we had a net receivable of $11.4 million and $13.3 million, respectively, due from Ashford Trust OP associated primarily with advisory services and other revenues, as discussed above.
The following table summarizes amounts due (to) from Ashford Trust OP to each of our consolidated entities (in thousands):

	March 31, 2018	December 31, 2017
Ashford LLC	$19	$—
AIM	(26)	347
J&S	260	62
Pure Rooms	138	302
OpenKey	18	25

We are also a party to an amended and restated advisory agreement with Braemar OP. Braemar is required to pay a monthly base fee that is 1/12th of 0.70% of Braemar’s total market capitalization plus the Key Money Asset Management Fee (defined in the advisory agreement as the aggregate gross asset value of all key money assets multiplied by 1/12th of 0.70%), subject to a minimum monthly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of Braemar’s consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). Reimbursement for overhead, internal audit, risk management advisory and asset management services, including compensation, benefits and travel expense reimbursements, are billed monthly to Braemar based on a pro rata allocation as determined by the ratio of Braemar’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Braemar. We also record advisory revenue for equity grants of Braemar common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Braemar’s annual total stockholder return exceeds the average annual total stockholder return for Braemar’s peer group, subject to the FCCR Condition, as defined in the advisory agreement.
The following table summarizes the revenues related to Braemar OP (in thousands):

	Three Months Ended March 31,
	2018	2017
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$2,107	$2,003
Reimbursable expenses (1)	420	549
Equity-based compensation (2)	2,547	(1,685)
Incentive advisory fee (3)	—	319
Other advisory revenue (4)	128	—
Total advisory services revenue	5,202	1,186

Other revenue
Claims management services (5)	37	—
Lease revenue (6)	84	84
Other services (7)	211	—
Total other revenue	332	84

Total revenue	$5,534	$1,270

REVENUE BY SEGMENT (8)
REIT advisory	$5,323	$1,270
J&S (9)	—	—
OpenKey	5	—
Corporate and other	206	—
Total revenue	$5,534	$1,270
________

(1)
Reimbursable expenses include overhead, internal audit, risk management advisory and asset management services. During the three months ended March 31, 2018 and 2017, we recognized $15,000 and 4,000, respectively, of deferred income from reimbursable expenses related to software implementation costs.

(2)
Equity-based compensation revenue is associated with equity grants of Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. For the three months ended March 31, 2018, equity-based compensation revenue from Braemar included $2.2 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018.

(3)
No incentive fee was recorded for the three months ended March 31, 2018, because Braemar's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2017 and 2016 measurement periods. For the three months ended March 31, 2017, incentive advisory fee includes the pro-rata portion of the third year installment of the 2015 incentive advisory fee, which was paid in January 2018. Incentive fee payments are subject to meeting the December 31 FCCR Condition each year, as defined in the Braemar advisory agreement. See note 3.

(4)
In connection with our Fourth Amended and Restated Braemar Advisory Agreement, a $5.0 million cash payment was made by Braemar upon approval by Braemar’s stockholders, which is recognized over the 10-year initial term.

(5)	Claims management services include revenues earned through provision of insurance claim assessment and administration services.

(6)
In connection with our key money transaction with Braemar, we lease furniture, fixtures and equipment to Braemar at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as mobile key applications, “allergy friendly” premium rooms and watersports activities & travel/transportation services, provided to Braemar by our consolidated subsidiaries, OpenKey, Pure Rooms and RED, respectively.

(8)	See note 16 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue are recognized in “cost of revenues for audio visual” in our condensed consolidated statements of operations. For the three months ended March 31, 2018 and 2017, J&S had no cost of revenues for audio visual associated with Braemar.

At March 31, 2018 and December 31, 2017, we had receivables of $96,000 and $1.7 million, respectively, from Braemar OP associated with advisory services and other revenues, as discussed above. See note 2 for details regarding receivables held by our consolidated subsidiaries, due from our affiliates.
The following table summarizes amounts due from Braemar OP to each of our consolidated entities (in thousands):

	March 31, 2018	December 31, 2017
Ashford LLC	$38	$—
Pure Rooms	—	50
OpenKey	3	6

Ashford Trust and Braemar have management agreements with Remington Holdings L.P. and its subsidiaries (“Remington Lodging”), which is beneficially owned by our Chairman and Chief Executive Officer and Ashford Trust’s Chairman Emeritus. Transactions related to these agreements are included in the accompanying consolidated financial statements. Under the agreements, we pay Remington Lodging general and administrative expense reimbursements, approved by the independent directors of Ashford Trust and Braemar, including rent, payroll, office supplies, travel and accounting. These charges are allocated based on various methodologies, including headcount and actual amounts incurred, which are then rebilled to Ashford Trust and Braemar. These reimbursements are included in general and administrative expenses on the condensed consolidated statements of operations. For the three months ended March 31, 2018 and 2017, these reimbursements totaled $1.2 million and $1.2 million, respectively. The amounts due under these arrangements as of March 31, 2018 and December 31, 2017, are included in “due to affiliates” on our condensed consolidated balance sheets.
Ashford Trust held a 16.30% and 16.23% and Braemar held an 8.21% and 0% noncontrolling interest in OpenKey as of March 31, 2018 and December 31, 2017, respectively. Ashford Trust invested $667,000 and $650,000 and Braemar invested $2.0 million and $0 in OpenKey during the three months ended March 31, 2018 and 2017, respectively. See also notes 1, 2, 10, and 11.
 An officer of J&S owns the J&S headquarters property including the adjoining warehouse space. J&S leases this property for $300,000 per year, with escalating lease payments based on the Consumer Price Index. Rental expense for the three months ended March 31, 2018 was $84,000. We did not incur rental expense related to this lease for the three months ended March 31, 2017.

Related Party Transactions
As an asset manager providing advisory services to Ashford Trust and Ashford Prime, as well as holding an ownership interest in other businesses providing products and services to the hospitality industry, including Ashford Trust and Ashford Prime, related party transactions are inherent in our business activities. Details of our related party transactions are presented below. See note 20 for details regarding concentration of risk and percentage of our consolidated subsidiaries’ total revenues earned from Ashford Trust and Ashford Prime.
We are a party to an amended and restated advisory agreement with Ashford Trust OP. The quarterly base fee is based on a declining sliding scale percentage of Ashford Trust’s total market capitalization plus the Key Money Asset Management Fee (defined in our advisory agreement as the aggregate gross asset value of all key money assets multiplied by 0.70%), subject to a minimum quarterly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of its consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). The range of base fees on the scale are between 0.70% and 0.50% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. At December 31, 2017, the quarterly base fee was 0.70% per annum. Reimbursement for overhead, internal audit, insurance claims advisory and asset management services, including compensation, benefits and travel expense reimbursements, are billed quarterly to Ashford Trust based on a pro rata allocation as determined by the ratio of Ashford Trust’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Ashford Prime. We also record advisory revenue for equity grants of Ashford Trust common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Ashford Trust’s annual total stockholder return exceeds the average annual total stockholder return for Ashford Trust’s peer group, subject to the FCCR Condition, as defined in the advisory agreement.
The following table summarizes the revenues and expenses related to Ashford Trust OP (in thousands):

	Year Ended December 31,
	2017	2016	2015
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$34,724	$34,700	$33,833
Reimbursable expenses (1)	7,600	6,054	6,617
Equity-based compensation (2)	11,077	8,429	2,720
Incentive advisory fee (3)	1,809	1,809	—
Total advisory services revenue	55,210	50,992	43,170

Other revenue
Investment management reimbursements (4)	1,976	—	—
Debt placement fees (5)	913	—	—
Non-advisory expense reimbursements	—	—	195
Lease revenue (6)	558	—	—
Other services (7)	997	4	—
Total other revenue	4,444	4	195

Total revenue	$59,654	$50,996	$43,365

REVENUE BY SEGMENT (8)
REIT advisory	$58,657	$50,992	$43,365
J&S (9)	—	—	—
Corporate and other (7)	997	4	—
Total revenue	$59,654	$50,996	43,365

COST OF REVENUES
Cost of audio visual revenues (9)	$90	$—	$—
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2017, 2016, and 2015, we recognized $1.7 million, $0, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software, as discussed in note 2 to our consolidated financial statements, in the amount of $1.1 million for the year ended December 31, 2017.

(2)	Equity-based compensation revenue is associated with equity grants of Ashford Trust’s common stock and LTIP units awarded to officers and employees of Ashford Inc.

(3)
Incentive advisory fee includes the second and first year installments of the 2016 incentive advisory fee in the amount of $1.8 million for each of the years ended December 31, 2017 and 2016, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Trust. No incentive fee was earned for the 2017 and 2015 measurement periods.

(4)
Investment management reimbursements include AIM’s management of Ashford Trust’s excess cash under the Investment Management Agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.

(5)	Debt placement fees include revenues earned through provision of mortgage placement services by Lismore Capital, our wholly-owned subsidiary.

(6)
In connection with our key money transaction with Ashford Trust, we lease furniture, fixtures and equipment to Ashford Trust at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as “allergy friendly” premium rooms and mobile key applications, provided to Ashford Trust by our consolidated subsidiaries, Pure Rooms and OpenKey, respectively.

(8)	See note 19 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in cost of audio visual revenues in our consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.

At December 31, 2017 and 2016, we had a net receivable of $13.3 million and $12.2 million, respectively, from Ashford Trust OP associated primarily with the advisory services fee and other fees, as discussed above.
The following table summarizes amounts due from Ashford Trust OP to each of our consolidated entities (in thousands):

	December 31, 2017	December 31, 2016
J&S	$62	$—
Pure Rooms	302	—
OpenKey	25	4

We are also a party to an amended and restated advisory agreement with Ashford Prime OP. Through June 20, 2017, the quarterly base fee was based on a declining sliding scale percentage of Ashford Prime's total market capitalization plus the Key Money Asset Management Fee (defined in our advisory agreement as the aggregate gross asset value of all key money assets multiplied by 0.70%), subject to a minimum quarterly base fee, as payment for managing its day-to-day operations in accordance with its investment guidelines. Total market capitalization includes the aggregate principal amount of its consolidated indebtedness (including its proportionate share of debt of any entity that is not consolidated but excluding its joint venture partners’ proportionate share of consolidated debt). Prior to the effectiveness of the amended and restated advisory agreement discussed below, the range of base fees on the scale was between 0.70% to 0.50% per annum for total market capitalization that ranges from less than $6.0 billion to greater than $10.0 billion. Upon effectiveness of the amended and restated advisory agreement discussed below, the base fee was fixed at 0.70% per annum. Reimbursement for overhead, internal audit, insurance claims advisory and asset management services, including compensation, benefits and travel expense reimbursements, are billed quarterly to Ashford Prime based on a pro rata allocation as determined by the ratio of Ashford Prime’s net investment in hotel properties in relation to the total net investment in hotel properties for both Ashford Trust and Ashford Prime. We also record advisory revenue for equity grants of Ashford Prime common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.” We are also entitled to an incentive advisory fee that is measured annually in each year that Ashford Prime’s annual total stockholder return exceeds the average annual total stockholder return for Ashford Prime’s peer group, subject to the FCCR Condition, as defined in the advisory agreement.
On January 24, 2017, we entered into an amended and restated advisory agreement with Ashford Prime (the “Fourth Amended and Restated Ashford Prime Advisory Agreement”). On June 9, 2017, Ashford Prime’s stockholders approved the Fourth Amended and Restated Ashford Prime Advisory Agreement, which became effective on June 21, 2017. The material terms of the Fourth Amended and Restated Ashford Prime Advisory agreement include:

•
Ashford Prime made a cash payment to us of $5.0 million on June 21, 2017, which is included in “deferred income” on our consolidated balance sheet, and is being recognized over the initial ten-year term of the Fourth Amended and Restated Ashford Prime Advisory Agreement. The revenue recognized is included in other advisory revenue on our consolidated statements of operations;

•	the termination fee payable to us under the advisory agreement has been amended by eliminating the 1.1x multiplier and tax gross up components of the fee;

•
we will disclose publicly the revenues and expenses used to calculate “Net Earnings” on a quarterly basis, which is used to calculate the termination fee; we will retain an accounting firm to provide a quarterly report to Ashford Prime on the reasonableness of our determination of expenses, which will be binding on the parties;

•	our right under the advisory agreement to appoint a “Designated CEO” has been eliminated;

•	our right to terminate the advisory agreement due to a change in a majority of the “Company Incumbent Board” (as defined in the advisory agreement) has been eliminated;

•
Ashford Prime will be incentivized to grow its assets under a “growth covenant” in the Fourth Amended and Restated Ashford Prime Advisory Agreement under which Ashford Prime will receive a deemed credit against a base amount of $45.0 million for 3.75% of the total purchase price of each hotel acquired after the date of the Fourth Amended and Restated Ashford Prime Advisory Agreement that was recommended by us, netted against 3.75% of the total sale price of each hotel sold after the date of the Fourth Amended and Restated Ashford Prime Advisory Agreement. The difference between $45.0 million and this net credit, if any, is referred to as the “Uninvested Amount.” If the Fourth Amended and Restated Ashford Prime Advisory Agreement is terminated, other than due to certain acts by us, Ashford Prime must pay us the Uninvested Amount, in addition to any other fees payable under the Amended Agreement;

•
the Fourth Amended and Restated Ashford Prime Advisory Agreement requires Ashford Prime to maintain a net worth of not less than $390 million plus 75% of the equity proceeds from the sale of securities by Ashford Prime after December 31, 2016 and a covenant prohibiting Ashford Prime from paying dividends except as required to maintain its REIT status if paying the dividend would reduce Ashford Prime’s net worth below the required minimum net worth;

•
the initial term of the Fourth Amended and Restated Ashford Prime Advisory Agreement ends on the 10th anniversary of its effective date, subject to renewal by us for up to seven additional successive 10-year terms;

•	the base management fee payable to us will be fixed at 0.70%, and the fee will be payable on a monthly basis;

•	reimbursements of expenses to us will be made monthly in advance, based on an annual expense budget, with a quarterly true-up for actual expenses;

•	the right of Ashford Prime to terminate the advisory agreement due to a change of control experienced by us has been eliminated;

•
the rights of Ashford Prime to terminate the advisory agreement at the end of each term upon payment of the termination fee based on the parties being unable to agree on new market-based fees or our performance have been eliminated; however, the Fourth Amended and Restated Ashford Prime Advisory Agreement provides a mechanism for the parties to renegotiate the fees payable to us at the end of each term based on then prevailing market conditions, subject to floors and caps on the changes;

•
if a Change of Control (as defined in the Fourth Amended and Restated Ashford Prime Advisory Agreement) is pending, Ashford Prime has agreed to deposit not less than 50%, and in certain cases 100%, of the applicable termination fee in escrow, with the payment of any remaining amounts owed to us secured by a letter of credit or first priority lien on certain assets;

•
Ashford Prime’s ability to terminate the Fourth Amended and Restated Ashford Prime Advisory Agreement due to a material default by us is limited to instances where a court finally determines that the default had a material adverse effect on Ashford Prime and we fail to pay monetary damages in accordance with the Fourth Amended and Restated Ashford Prime Advisory Agreement; and

•
if Ashford Prime repudiates the Fourth Amended and Restated Ashford Prime Advisory Agreement, through actions or omissions that constitute a repudiation as determined by a final non-appealable order from a court of competent jurisdiction, Ashford Prime will be liable to us for a liquidated damages amount.

The following table summarizes the revenues related to Ashford Prime OP (in thousands):

	Year Ended December 31,
	2017	2016	2015
REVENUE BY TYPE
Advisory services revenue
Base advisory fee	$8,799	$8,343	$8,648
Reimbursable expenses (1)	2,105	2,805	1,863
Equity-based compensation (2)	(1,683)	3,814	3,591
Incentive advisory fee (3)	1,274	1,274	1,274
Other advisory revenue (4)	277	—	—
Total advisory services revenue	10,772	16,236	15,376

Other revenue
Debt placement fees (5)	224	—	—
Lease revenue (6)	335	335	99
Other services (7)	41	—	—
Total other revenue	600	335	99

Total revenue	$11,372	$16,571	$15,475

REVENUE BY SEGMENT (8)
REIT advisory	$11,331	$16,571	$15,475
J&S (9)	—	—	—
Corporate and other (8)	41	—	—
Total revenue	$11,372	$16,571	$15,475
________

(1)
Reimbursable expenses include overhead, internal audit, insurance claims advisory and asset management services. During the years ended December 31, 2017, 2016, and 2015, we recognized $126,000, $0, and $0, respectively, of deferred income from reimbursable expenses related to software implementation costs, which was partially offset by the impairment of the related capitalized software in the amount of $1.1 million for the year ended December 31, 2017, as discussed in note 2.

(2)	Equity-based compensation revenue is associated with equity grants of Ashford Prime’s common stock and LTIP units awarded to officers and employees of Ashford Inc.

(3)
Incentive advisory fee includes the third, second and first year installments of the 2015 incentive advisory fee in the amount of $1.3 million for each of the years ended December 31, 2017, 2016, and 2015, respectively, for which the payment was due January of the subsequent year subject to meeting the FCCR Condition at December 31 of each year, as defined in our advisory agreement with Ashford Prime. No incentive fee was earned for the 2017 and 2015 measurement periods.

(4)
In connection with our Fourth Amended and Restated Ashford Prime Advisory Agreement, a $5.0 million cash payment was made by Ashford Prime upon approval by Ashford Prime’s stockholders, which will be recognized over the 10-year initial term.

(5)	Debt placement fees include revenues earned through provision of mortgage placement services by Lismore Capital, our wholly-owned subsidiary.

(6)
In connection with our key money transaction with Ashford Prime, we lease furniture, fixtures and equipment to Ashford Prime at no cost. A portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.

(7)
Other services revenue is associated with other hotel services, such as “Allergy friendly” premium rooms and mobile key applications, provided to Ashford Prime by our consolidated subsidiaries, Pure Rooms and OpenKey, respectively.

(8)	See note 19 for discussion of segment reporting.

(9)
J&S contracts directly with customers to whom it provides audio visual services. J&S recognizes the gross revenue collected from their customers by the hosting hotel or venue. Commissions retained by the hotel or venue, including Ashford Trust, are recognized in cost of audio visual revenues in our consolidated statements of operations. See note 2 for discussion of the audio visual revenue recognition policy.

At December 31, 2017 and 2016, we had receivables of $1.7 million and $3.8 million, respectively, from Ashford Prime OP associated with the advisory service fee and other fees, as discussed above. See note 2 for details regarding receivables held by our consolidated subsidiaries, due from our affiliates. As of December 31, 2016, we also had a payable due to Ashford Prime OP in the amount of $2.3 million related to the hold back from Ashford Prime’s liquidation of its investment in the AQUA Fund.
The following table summarizes amounts due from Ashford Prime OP to each of our consolidated entities (in thousands):

	December 31, 2017	December 31, 2016
Pure Rooms	$50	$—
OpenKey	6	—

Ashford Trust and Ashford Prime have management agreements with Remington Holdings L.P. and its subsidiaries (“Remington”), which is owned by our Chairman and Chief Executive Officer and Ashford Trust’s Chairman Emeritus. Transactions related to these agreements are included in the accompanying consolidated financial statements. Under the agreements, we pay Remington Lodging general and administrative expense reimbursements, approved by the independent directors of Ashford Trust and Ashford Prime, including rent, payroll, office supplies, travel and accounting. These charges are allocated based on various methodologies, including headcount and actual amounts incurred, which are then rebilled to Ashford Trust and Ashford Prime. These reimbursements are included in general and administrative expenses on the consolidated statements of operations. For the years ended December 31, 2017, 2016 and 2015 these reimbursements totaled $4.9 million, $5.7 million and $4.5 million, respectively. The amounts due under these arrangements as of December 31, 2017 and 2016, are included in “due to affiliates” on our balance sheets.
On March 7, 2017, AIM GP, the general partner of the AQUA U.S. Fund, provided written notice to the AQUA U.S. Fund's limited partners of its election to dissolve the AQUA U.S. Fund pursuant to Section 6.1(a) of the Second Amended and Restated Limited Partnership Agreement of the AQUA U.S. Fund as of March 31, 2017 (the “Dissolution Date”). In connection with the dissolution of the AQUA U.S. Fund, the AQUA Master Fund was liquidated in accordance with the laws of the Cayman Islands.
The balance of all limited partners' capital accounts in the AQUA U.S. Fund was distributed to limited partners in cash, and thereafter limited partners ceased to be a limited partner of the AQUA U.S. Fund. As of December 31, 2017, the AQUA U.S. Fund was fully dissolved. The aggregate value of the affiliated limited partners’ share of partners’ capital in the AQUA Fund at December 31, 2016, was approximately $52.5 million.
On June 11, 2015, we announced that we planned to provide a total of $6.0 million in key money consideration to our managed REITs for two acquisitions. In connection with our engagement to provide hotel advisory services to Ashford Trust, we planned to provide $4.0 million of key money consideration to purchase furniture, fixtures and equipment related to Ashford Trust’s $62.5 million acquisition of the 226-room Le Pavillon Hotel in New Orleans, Louisiana by Ashford Trust, which closed in June 2015. As of December 31, 2016, we had provided substantially all of the $4.0 million key money consideration. Separately, in connection with our engagement to provide hotel advisory services to Ashford Prime, we have also provided $2.0 million of key money consideration comprised of $206,000 in cash and the issuance of 19,897 shares of our common stock to purchase furniture, fixtures and equipment related to Ashford Prime’s $85.0 million acquisition of the 62-room Bardessono Hotel and Spa in Yountville, California, which closed in July 2015. The initial value assigned to the common stock was based on the previous 10-day closing prices as of July 1, 2015, which was approximately $1.8 million. The key money consideration was paid on September 14, 2015. In return for the key money consideration, Ashford Prime transferred furniture, fixtures and equipment to Ashford Inc., which was subsequently leased back at no cost for a term of five years. The fair value of the key money consideration transferred on September 14, 2015, was approximately $1.6 million, which decreased in value from July 1, 2015 solely due to the change in the price of Ashford Inc. common stock.
The hotel advisory services and the lease are considered a multiple element arrangement, in accordance with the applicable accounting guidance. As such, a portion of the base advisory fee must be allocated to lease revenue equal to the estimated fair value of the lease payments that would have been made. As a result, advisory revenue of $893,000, $335,000 and $99,000 was allocated to lease revenue for the years ended December 31, 2017, 2016 and 2015, respectively. Lease revenue is included in other revenue in the consolidated statements of operations.
As of December 31, 2017 and 2016, Ashford Trust held a 16.23% and 13.34%, respectively, noncontrolling interest in OpenKey, a VIE for which we are considered the primary beneficiary and therefore we consolidate it. On January 16, 2018, Ashford Trust invested an additional $667,000 in OpenKey. Ashford Trust invested $983,000, $2.3 million and $0 in OpenKey during the years ended December 31, 2017, 2016 and 2015, respectively. OpenKey is a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. See also notes 1, 2, 13, 14, and 22.
An officer of J&S owns the J&S headquarters property including the adjoining warehouse space. J&S leases this property for $300,000 per year. Rental expense for the year ended December 31, 2017 was $50,000. We did not incur rental expense related to this lease for the years ended December 31, 2016 and 2015.